Property, Plant and Equipment, Net (Details) - Schedule of property, plant and equipment - USD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Public Utility, Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		$ 36,634	$ 29,036
Less: accumulated depreciation		(5,702)	(3,356)
Property, plant and equipment, net		30,932	25,680
Land [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		5,065	5,065
Building & warehouse [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		13,381	8,464
Laboratory equipment [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		6,295	5,942
Agricultural equipment [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		2,404	1,904
Computer equipment [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		1,681	1,534
Furniture & appliances [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		852	819
Construction in progress [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	[1]	5,709	4,288
Other [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		$ 1,247	$ 1,020

[1]	Construction in progress primarily relate to on-going construction of the Company’s Colombian and Portugal facilities.